Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Intangible assets			$ 21,929,000
Total assets acquired			7,064,000
Other labilities			605,000
Total liabilities assumed			38,730,000
Net assets acquired			21,814,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 33,900,000	$ 30,100,000	13,900,000
Business Combination, Recognized Asset Acquired, Inventory, Current			10,342,000
Total consideration			$ 60,544,000
Level 3 [Member]
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	(12,513,000)	(12,694,000)
Fair Value, Inputs, Level 1
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	$ (289,000)	$ (596,000)